Income Tax - Schedule of Components of Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Deferred tax assets Net operating loss carryforwards	$ 71,722	$ 19,906
Less: valuation allowance	(71,722)	(19,906)
Deferred tax assets
United States of America [Member]
Deferred tax assets Net operating loss carryforwards	19,835	14,085
Hong Kong [Member]
Deferred tax assets Net operating loss carryforwards	412	25
Malaysia [Member]
Deferred tax assets Net operating loss carryforwards	$ 11,992	$ 5,796